Going Concern and Managements Liquidity Plans - Additional Information (Detail) - USD ($)			3 Months Ended			12 Months Ended
	Apr. 11, 2024	Apr. 04, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Cash			$ 892,161			$ 2,912,461	$ 128,149
Accumulated deficit			61,774,360			58,503,401	42,382,291
Net loss from continuing operations			3,553,162			16,205,252	9,051,334
Net cash used in operating activities			$ 1,075,778		$ 475,959	$ 8,348,208	$ 3,428,707
Subsequent Event [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues	1,331,452	1,331,452
Gross proceeds from issuance of private placement	$ 3,001,235	$ 3,001,235
Workforce Reduction [Member] | AxBio Acquisition [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected annual savings from restructuring activities				$ 2,000,000
Workforce Reduction [Member] | AxBio Acquisition [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected annual savings from restructuring activities				$ 3,000,000